UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549


                                   FORM 13F


                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [ ]; Amendment Number:  ____

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.



Institutional Investment Manager Filing this Report:



Name:     Legacy Capital Partners, Inc.

Address:  1200 N. Mayfair Road, Suite 360

          Milwaukee, WI  53226



Form 13F File Number:  028-13348


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,

correct and complete, and that it is understood that all required items,

statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:



Name:   Jeffry J. Brigman

Title:  Vice President, CCO

Phone:  (414) 271-1664



Signature, Place, and Date of Signing:



/s/Jeffry J. Brigman                Milwaukee, WI          June 30, 2009
-------------------------------      --------------------   -----------------

[Signature]                          [City, State]                [Date]



Report type (Check only one):



[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)



[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).



[ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


                           FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 99 data records

Form 13F Information Table Value Total:   95629(thousands)

List of Other Included Managers:



Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,

other than the manager filing this report.

     No.     Form 13F File Number         Name


       none

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579y101     1949         23575 SH       Sole                900             22675
AT&T Corp.                     COM              00206r102      929         33129 SH       Sole                                33129
Abbott Laboratories            COM              002824100     1616         29920 SH       Sole                100             29820
Ace Limited                    COM              g0070k103      466          9245 SH       Sole                800              8445
Alcon, Inc                     COM              H01301102      309          1875 SH       Sole                                 1875
Alliant Energy Corp.           COM              018802108      844         27885 SH       Sole                                27885
Altria Group Inc.              COM              02209s103      668         34000 SH       Sole                                34000
American Ecology Corporation   COM              025533407      971         56950 SH       Sole               4750             52200
American Science and Engineeri COM              029429107      291          3835 SH       Sole                300              3535
Anadarko Petroleum Corporation COM              032511107     2666         42707 SH       Sole               1500             41207
Apache                         COM              037411105     1696         16433 SH       Sole                200             16233
Apple Computer                 COM              037833100     2368         11233 SH       Sole                350             10883
BHP Billiton Ltd.              COM              088606108      949         12385 SH       Sole               1500             10885
BP PLC                         COM              055622104      441          7597 SH       Sole                                 7597
BYD Co. Ltd                    COM              Y1023R104      209         24000 SH       Sole                                24000
Baxter International           COM              071813109     1146         19515 SH       Sole               1400             18115
Becton Dickinson & Co.         COM              075887109     1388         17600 SH       Sole                                17600
Berkley W R Corp.              COM              084423102      332         13450 SH       Sole                500             12950
Berkshire Hathaway Cl. B       COM              084670207      802           244 SH       Sole                 15               229
Bristol-Myers Squibb Co.       COM              110122108      360         14250 SH       Sole                                14250
Bucyrus International, Inc.    COM              118759109      978         17340 SH       Sole                                17340
CVS Corp Com                   COM              126650100      396         12270 SH       Sole                                12270
Celgene Corporation            COM              151020104     1094         19645 SH       Sole               1300             18345
Central GoldTrust              COM              153546106     2557         57590 SH       Sole               2100             55490
Cephalon Inc.                  COM              156708109      224          3575 SH       Sole                                 3575
Cerner Corp.                   COM              156782104      202          2440 SH       Sole                                 2440
Chevron Corp.                  COM              166764100     1079         14008 SH       Sole                                14008
Church & Dwight Co.            COM              171340102      301          4970 SH       Sole                                 4970
Cisco Systems Inc.             COM              17275R102      700         29230 SH       Sole                200             29030
Clarcor Inc                    COM              179895107      328         10100 SH       Sole                                10100
Clarient, Inc.                 COM              180489106      860        324400 SH       Sole                               324400
Coca-Cola Co.                  COM              191216100      618         10832 SH       Sole                400             10432
Colgate Palmolive Co.          COM              194162103     2798         34050 SH       Sole               1400             32650
Collection House               COM              Q2621Z109       61        100000 SH       Sole                               100000
ConocoPhillips                 COM              20825c104     1433         28050 SH       Sole                                28050
CopyTele Inc                   COM              217721109       13         20000 SH       Sole                                20000
Corning Inc.                   COM              219350105      297         15330 SH       Sole               2000             13330
Covance Inc.                   COM              222816100     1240         22720 SH       Sole                                22720
Cross Timbers Royalty Trust    COM              22757r109      258          7625 SH       Sole                                 7625
DNP Select Income Fund         COM              23325p104      431         48122 SH       Sole               8000             40122
Diageo                         COM              25243q205      726         10450 SH       Sole                                10450
E. I. du Pont de Nemours       COM              263534109     1737         51585 SH       Sole               1900             49685
EMC Corp.                      COM              268648102      763         43655 SH       Sole               1500             42155
Eldorado Gold Corp.            COM              284902103      227         16000 SH       Sole                                16000
Encana Corp.                   COM              292505104      237          7300 SH       Sole                                 7300
Exelon Corp                    COM              30161n101      284          5800 SH       Sole                400              5400
Exxon Mobil                    COM              30231G102     3003         44027 SH       Sole                900             43127
FLIR Systems, Inc              COM              302445101      719         21955 SH       Sole               1775             20180
Fastenal                       COM              311900104      321          7700 SH       Sole                                 7700
Fiserv Inc.                    COM              337738108      521         10737 SH       Sole               1600              9137
Freeport McMoran CP & GLD Cl B COM              35671D857      835         10392 SH       Sole                                10392
General Dynamics               COM              369550108     1910         28005 SH       Sole                250             27755
Gilead Sciences Inc.           COM              375558103      964         22275 SH       Sole               1400             20875
Goldman Sachs Group Inc.       COM              38141g104      481          2845 SH       Sole                                 2845
Halliburton Co.                COM              406216101      887         29460 SH       Sole                100             29360
Hansen Nat Corp.               COM              411310105      316          8215 SH       Sole                                 8215
Harris Cp                      COM              413875105     1395         29330 SH       Sole               2450             26880
Hewlett Packard Co.            COM              428236103      239          4625 SH       Sole                                 4625
IBM Corp.                      COM              459200101     2088         15944 SH       Sole                                15944
Integrys Energy Group          COM              45822p105     1482         35280 SH       Sole               1000             34280
Intel Corp.                    COM              458140100     1888         92507 SH       Sole               2300             90207
Johnson & Johnson              COM              478160104     2794         43378 SH       Sole               1550             41828
Johnson Controls               COM              478366107      434         15900 SH       Sole                                15900
Kohls Corp.                    COM              500255104      553         10239 SH       Sole                                10239
L3 Communications Holdings     COM              502424104      808          9285 SH       Sole                                 9285
Lehman Trikes Inc.             COM              525216107        3         35000 SH       Sole                                35000
Lilly, Eli & Co.               COM              532457108     2673         74852 SH       Sole               2600             72252
Market Vectors ETF Trust Gold  COM              57060u100     1429         30920 SH       Sole                600             30320
Marshall & Ilsley Corp.        COM              571837103      731        133963 SH       Sole                               133963
McDonalds Corp.                COM              580135101      567          9080 SH       Sole                                 9080
Medco Health Solutions         COM              58405u102      202          3159 SH       Sole                                 3159
Microsoft Corp.                COM              594918104      427         14000 SH       Sole                                14000
Monsanto                       COM              61166w101     1628         19905 SH       Sole                                19905
Nestle S A Reg B ADR           COM              641069406     1317         27220 SH       Sole                                27220
Newmont Mining                 COM              651639106     1299         27450 SH       Sole                                27450
NovaGold Resources Inc.        COM              66987e206      123         20000 SH       Sole                                20000
Occidental Petroleum Corp.     COM              674599105     1244         15290 SH       Sole               1100             14190
Oracle Systems Corp.           COM              68389X105      324         13185 SH       Sole                200             12985
Penn West Energy Trust         COM              707885109      701         39800 SH       Sole                                39800
Pepsico, Inc.                  COM              713448108     2302         37848 SH       Sole               1400             36448
Pfizer, Inc.                   COM              717081103      456         25049 SH       Sole                                25049
Philip Morris International    COM              718172109      561         11630 SH       Sole                                11630
ProShares UltraShort Lehman 20 COM              74347R297     1085         21750 SH       Sole                                21750
Procter & Gamble Co.           COM              742718109     3309         54575 SH       Sole               1589             52986
Quest Diagnostics Inc.         COM              74834l100      781         12923 SH       Sole               1600             11323
Republic Services, Inc.        COM              760759100     1266         44715 SH       Sole               3150             41565
Schlumberger Ltd.              COM              806857108     1685         25880 SH       Sole                                25880
Stericycle Inc                 COM              858912108     1281         23205 SH       Sole                                23205
Target Corporation             COM              87612E106      262          5400 SH       Sole                                 5400
Thermo Fisher Scientific       COM              883556102      894         18735 SH       Sole               1800             16935
Transglobe Energy Corp.        COM              893662106       39         11500 SH       Sole                                11500
Transocean Ltd.                COM              g90073100      341          4115 SH       Sole                                 4115
US Bancorp                     COM              902973304      605         26836 SH       Sole                                26836
United Technologies Corp.      COM              913017109      706         10165 SH       Sole               1500              8665
Varian Medical Sys Inc.        COM              92220P105      216          4610 SH       Sole                                 4610
Verizon Communications         COM              92343V104     2661         80306 SH       Sole               2400             77906
Vista Gold                     COM              927926204       84         34000 SH       Sole                                34000
Walgreen Co.                   COM              931422109      961         26145 SH       Sole               1943             24202
XTO Energy Inc.                COM              98385x106     1635         35120 SH       Sole               1725             33395